Stock Compensation Expense (Tables)	6 Months Ended
Jun. 30, 2022
Stock Compensation Expense (Tables) [Line Items]
Schedule of stock-based compensation expense

	(in thousands) For the six months ended June 30,
	2022	2021
	Stock-Based Compensation Expense	Stock-Based Compensation Expense
Stock options	$118	$—
Restricted stock awards	2,541	—

Total stock–based compensation expense	$2,659	$—